RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Restructuring of operations	$ 14.9
Restructuring of operations, litigation and other items	29.8	$ 17.2	$ 28.5
Impairment charge on assets	$ 14.9